Earnings per share (Details) - Schedule of diluted net loss per share attributable to common stockholders - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule of diluted net loss per share attributable to common stockholders [Abstract]
Convertible preferred stock	1,048
Stock options to purchase common stock	8,332	5,628
Restricted stock units	2,310
Warrants to purchase common stock	11,347
Total	23,037	5,628